CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule Of Revenues From Sales To Unaffiliated Customers) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 136,891	$ 118,298
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	24,713	16,449
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	25,231	21,397
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11,659	5,946
Asia-Pacific and Middle East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	16,970	23,559
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	35,875	27,620
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 22,443	$ 23,327